PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
Summary of property, plant and equipment

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
Cost		(Unaudited)	(Unaudited)
Construction in progress	318,000,074	333,446,243	$46,965,583
Plant and buildings	170,206,987	183,372,813	25,827,884
Machinery and equipment	194,875,303	193,846,868	27,303,145
Electronic equipment	10,107,578	10,794,907	1,520,452
Motor vehicles	2,978,155	3,027,767	426,458
Office equipment and furniture	29,888,526	21,612,891	3,044,155
Leasehold improvements	4,390,980	4,626,927	651,698
Total Cost	730,447,603	750,728,416	105,739,375
Less: accumulated depreciation	(150,402,597)	(163,469,667)	(23,024,545)
Less: asset impairment	(29,891,896)	(29,891,896)	(4,210,245)
Property and equipment, net	550,153,110	557,366,853	$78,504,585

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	40,158,349	318,000,074	$50,092,951
Plant and buildings	153,845,452	170,206,987	26,811,850
Machinery and equipment	174,933,799	194,875,303	30,697,726
Electronic equipment	8,442,743	10,107,578	1,592,196
Motor vehicles	2,814,066	2,978,155	469,134
Office equipment and furniture	14,241,207	29,888,526	4,708,189
Leasehold improvements	3,889,957	4,390,980	691,689
Total Cost	398,325,573	730,447,603	115,063,735
Less: accumulated depreciation	(132,228,718)	(150,402,597)	(23,692,164)
Less: asset impairment	(29,891,896)	(29,891,896)	(4,708,720)
Property and equipment, net	236,204,959	550,153,110	$86,662,851